Credit Suisse High Yield Credit Fund

Schedule of Investments

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (112.4%)
Aerospace & Defense (3.6%)
$679	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ $103.38)(1)	(BB, Ba2)	03/15/29	6.750	$703,183
2,400	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.63)(1)	(B, B2)	08/01/32	7.250	2,530,752
795	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $103.38)(1)	(BB-, Ba3)	06/15/33	6.750	834,857
587	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $103.75)(1)	(BB-, Ba3)	02/01/29	7.500	610,150
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ $104.38)(1)	(BB-, Ba3)	11/15/30	8.750	965,775
779	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.19)(1)	(BB-, Ba2)	06/15/33	6.375	809,232
655	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $102.94)(1)	(BB-, Ba3)	11/01/33	5.875	660,584
660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $103.31)(1)	(BB-, Ba3)	03/01/32	6.625	683,222

					7,797,755

Air Transportation (0.1%)
147	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $100.00)	(BB+, Ba2)	03/01/31	5.375	148,682

Auto Parts & Equipment (5.6%)
429	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 02/09/26 @ $103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	438,962
511	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $103.50)(1)	(BB, Ba3)	08/01/30	7.000	519,385
579	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.69)(1)	(BB, Ba3)	08/01/33	7.375	587,323
615	American Axle & Manufacturing, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ $103.88)(1)	(B+, B3)	10/15/33	7.750	632,661
439	American Axle & Manufacturing, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/28 @ $103.19)(1)	(BB, Ba2)	10/15/32	6.375	448,203
1,710	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.38)(1)	(B, Caa1)	09/15/32	6.750	1,770,987
893	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $104.00)(1)	(B+, B2)	05/15/32	8.000	954,956
2,575	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(1)	(CCC, Caa1)	02/01/28	8.000	2,572,986
2,153	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $103.88)(1)	(B+, B1)	05/31/32	7.750	2,280,591
1,802	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ $103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,865,618

					12,071,672

Brokerage (0.6%)
1,314	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,398,767

Building & Construction (2.1%)
728	Installed Building Products, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.81)(1)	(BB-, Ba2)	02/01/34	5.625	734,676
2,134	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/09/26 @ $101.66)(1)	(BBB-, NR)	08/15/29	6.625	2,144,051
614	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $103.19)(1)	(BB, Ba3)	03/01/32	6.375	636,636
1,024	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $103.38)(1)	(B+, B2)	03/01/33	6.750	1,064,353

					4,579,716

Building Materials (4.4%)
565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ $103.19)(1)	(BB-, Ba2)	06/15/30	6.375	577,988
2,100	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.44)(1)	(B+, Ba3)	08/15/32	6.875	2,217,071
905	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ $103.38)(1)	(BB-, Ba2)	05/15/35	6.750	952,122

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$60	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.28)(1)	(B-, Caa1)	08/01/28	8.750	$46,700
1,135	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ $104.75)(1)	(B-, Caa1)	08/15/29	9.500	858,367
751	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.50)(1)	(BB, Ba3)	07/15/32	7.000	779,425
1,820	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $103.38)(1)	(BB-, B2)	04/01/32	6.750	1,871,155
2,059	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $104.75)(1)	(CCC-, Caa3)	04/15/30	9.500	1,219,957
960	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $103.69)(1)	(CCC+, Caa1)	11/15/30	7.375	997,717

					9,520,502

Cable & Satellite TV (2.4%)
2,123	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	10/15/31	6.500	2,070,189
229	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $101.00)(1)	(CCC+, Caa1)	04/15/32	6.500	223,470
229	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $100.00)(1)	(CCC+, Caa1)	07/15/32	6.875	223,410
464	CCO Holdings LLC / CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(1)	(BB-, B1)	05/01/27	5.125	464,408
1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.44)(1)	(BB-, B1)	07/15/31	4.875	1,150,782
400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/09/26 @ $100.00)(1)	(BB-, B1)	03/01/28	5.500	399,996
812	VZ Secured Financing B.V., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $102.50)(1)	(B+, B1)	01/15/32	5.000	733,750

					5,266,005

Chemicals (3.3%)
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $103.56)(1)	(BB-, Ba3)	08/01/30	7.125	738,091
725	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $103.13)(1)	(BB-, Ba3)	11/01/31	6.250	746,106
726	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $100.00)(1)	(BB, B1)	09/01/28	3.875	708,042
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.31)(1),(2)	(CCC, Caa2)	05/15/29	5.250	751,238
875	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $100.00)(1)	(BB, Ba2)	03/15/32	6.250	902,816
1,372	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.16)(1),(3)	(CCC+, Caa1)	03/15/29	4.625	1,057,757
190	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ $104.56)(1),(3)	(B, B1)	09/30/30	9.125	187,603
2,885	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $102.25)(1)	(CCC, Caa3)	02/15/30	9.000	1,096,300
1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.69)(1)	(B-, B2)	03/01/31	7.375	1,063,392

					7,251,345

Diversified Capital Goods (2.6%)
1,070	Atkore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $102.13)(1)	(BB+, Ba2)	06/01/31	4.250	1,021,361
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $101.66)(1),(3)	(CCC, Caa2)	10/15/29	6.625	1,872,342
900	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $100.00)(1)	(BB+, Ba3)	12/15/27	4.375	895,567
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $103.31)(1)	(BB+, Ba3)	01/15/32	6.625	777,528
1,118	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $103.88)(1)	(B+, NR)	07/15/30	7.750	1,165,313

					5,732,111

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (2.0%)
$1,438	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $103.25)(1)	(B-, B2)	12/01/29	6.500	$1,418,689
1,732	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.19)(1)	(BB, Ba3)	05/15/29	4.750	1,704,663
1,250	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,306,770

					4,430,122

Energy - Exploration & Production (5.0%)
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $104.19)(1)	(BB-, B1)	07/01/28	8.375	669,631
1,235	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ $104.38)(1)	(BB-, B1)	07/01/31	8.750	1,298,682
2,074	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $102.38)(1)	(BB, B1)	04/15/30	4.750	2,016,367
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ $103.63)(1)	(BB, B1)	03/01/32	7.250	575,749
2,750	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,962,732
286	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $104.00)(1)	(BB+, NR)	05/15/30	8.000	305,984
874	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.25)(1)	(BB-, B1)	04/15/32	6.500	890,484
1,085	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $103.94)(1)	(B+, B1)	10/15/33	7.875	1,095,606
1,080	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $101.38)(1)	(B+, B3)	10/15/29	5.500	1,068,875

					10,884,110

Environmental (0.9%)
335	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $103.19)(1)	(BB+, Ba2)	02/01/31	6.375	343,252
492	GFL Environmental Holdings U.S., Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $102.75)(1)	(BB, Ba3)	02/01/34	5.500	493,732
480	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes (Callable 07/01/28 @ $106.00)(1)	(B-, B3)	07/01/32	12.000	508,689
633	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $103.50)(1)	(B-, Caa1)	02/01/33	7.000	651,846

					1,997,519

Food - Wholesale (2.6%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $100.00)(1)	(BB+, Ba2)	04/15/27	5.250	500,531
1,700	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,723,960
1,079	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes (Callable 07/15/28 @ $103.00)(1)	(BB-, B1)	08/01/32	6.000	1,093,558
1,315	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $103.06)(1)	(BB, B1)	09/15/32	6.125	1,354,490
1,072	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $103.25)(1)	(B+, B2)	03/15/36	6.500	1,073,623

					5,746,162

Gaming (3.6%)
1,491	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ $103.50)(1)	(BB-, Ba3)	02/15/30	7.000	1,540,282
268	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.25)(1)	(BB-, Ba3)	02/15/32	6.500	274,168
1,355	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(B+, B2)	10/01/33	6.250	1,372,574
2,520	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $104.63)(1)	(B, B1)	07/01/32	9.250	2,678,039
1,850	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ $100.00)(1)	(BB-, B1)	05/15/27	5.250	1,861,307

					7,726,370

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (3.0%)
$159	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $102.88)(1)	(BB+, Ba2)	10/15/33	5.750	$160,856
385	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(1)	(B+, B2)	07/15/26	6.625	387,094
300	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.63)(1)	(B+, B2)	07/15/32	7.250	318,251
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ $104.44)	(B, B3)	04/15/30	8.875	451,859
450	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $102.94)(1)	(BBB-, Ba1)	03/01/28	5.875	458,675
522	Kinetik Holdings LP Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $102.94)(1)	(BB+, Ba1)	06/15/30	5.875	528,529
914	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ $103.38)(1)	(BB, Ba2)	03/15/33	6.750	965,395
315	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $100.00)(1)	(BB, Ba2)	05/15/30	4.800	310,754
900	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $103.00)(1)	(B+, B1)	12/31/30	6.000	913,471
1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $103.69)(1)	(B+, B1)	02/15/29	7.375	2,022,527

					6,517,411

Health Facilities (0.7%)
513	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ $103.25)(1)	(B+, B2)	04/01/33	6.500	534,155
369	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $103.63)(1)	(CCC+, Caa1)	04/15/32	7.250	371,163
409	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $102.75)(1)	(BB, Ba3)	11/15/32	5.500	413,239
163	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $103.00)(1)	(B, B2)	11/15/33	6.000	167,816

					1,486,373

Health Services (3.4%)
2,439	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $103.25)(1)	(BB-, B1)	01/15/31	6.500	2,473,173
3,495	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $101.63)(1)	(CCC, Caa2)	02/15/30	6.500	3,393,137
1,569	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.34)(1)	(BB, Ba2)	02/15/30	5.375	1,574,721

					7,441,031

Hotels (0.6%)
466	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $102.88)(1)	(BB+, Ba2)	09/15/33	5.750	474,980
45	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ $102.94)(1)	(BB+, Ba2)	04/01/29	5.875	46,061
427	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.25)(1)	(BB, Ba3)	06/15/33	6.500	442,842
247	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $103.25)(1)	(BB, Ba3)	04/01/32	6.500	255,661

					1,219,544

Insurance Brokerage (5.5%)
1,623	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.38)(1)	(B, B2)	04/15/28	6.750	1,650,890
333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ $103.25)(1)	(B, B2)	10/01/31	6.500	342,431
600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.19)(1)	(B+, B1)	02/15/29	6.375	615,911
713	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $104.44)(1)	(CCC, Caa2)	02/15/32	8.875	735,989
2,512	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.63)(1)	(B, B2)	02/15/31	7.250	2,599,792

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.63)(1)	(B+, B1)	06/15/30	7.250	$1,252,592
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ $104.25)(1)	(B-, B2)	03/15/30	8.500	1,567,877
1,413	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $103.44)(1)	(CCC, Caa2)	10/01/33	6.875	1,378,329
1,835	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.56)(1)	(B, B2)	06/01/31	7.125	1,891,174

					12,034,985

Investments & Misc. Financial Services (6.4%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $102.13)(1)	(CCC+, B3)	11/15/29	8.500	3,184,010
900	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $103.25)	(BB+, Ba1)	05/15/32	6.500	932,788
115	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ $102.81)(1)	(BB+, Ba1)	08/15/30	5.625	117,109
33	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/28 @ $103.00)(1)	(BB+, Ba1)	08/15/33	6.000	33,713
932	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/14/26 @ $101.31)(1)	(B-, Caa1)	04/15/29	5.250	868,226
1,225	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $103.38)(1)	(B, B2)	09/15/31	6.750	1,254,921
1,864	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.00)(1)	(B, B2)	06/15/29	4.000	1,665,671
1,954	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $103.44)(1)	(BB-, Ba3)	07/15/32	6.875	2,017,528
2,480	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $103.75)(1)	(B+, B1)	06/15/31	7.500	2,599,328
1,213	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $103.31)(1)	(BB, Ba2)	04/01/33	6.625	1,244,204

					13,917,498

Machinery (5.1%)
1,222	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $103.75)(1)	(BB-, Ba2)	01/01/30	7.500	1,272,961
600	Columbus McKinnon Corp. Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $103.56)(1)	(B, NR)	02/01/33	7.125	603,567
2,441	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.06)(1)	(BB-, Ba3)	06/01/33	6.125	2,516,988
2,811	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $100.00)(1)	(B, B3)	07/31/27	5.750	2,814,545
598	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.38)(1)	(B, B2)	02/01/32	6.750	614,375
812	Griffon Corp., Global Company Guaranteed Notes (Callable 03/01/26 @ $100.00)	(B+, B1)	03/01/28	5.750	812,166
1,200	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ $103.13)	(BB, Ba1)	02/15/29	6.250	1,212,695
829	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $103.56)(1)	(B, B2)	02/01/33	7.125	834,614
226	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ $100.00)	(BB+, Baa3)	04/15/33	6.400	241,686
198	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $103.94)(1)	(B, B3)	12/01/30	7.875	206,320

					11,129,917

Media - Diversified (0.0%)
40	Tech 7 SAS Super Senior(2),(4),(5),(6),(16)	(NR, NR)	03/31/26	0.000	5
67	Tech 7 SAS Super Senior(2),(4),(5),(6),(16)	(NR, NR)	03/31/26	0.000	8
20	Tech 7 SAS Technicolor Creative Studios Super Senior(2),(4),(5),(6),(16)	(NR, NR)	03/31/26	0.000	3
20	Technicolor Creative Studios SA(2),(4),(5),(6),(16)	(NR, NR)	04/01/26	0.000	2

					18

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media Content (0.3%)
$600	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $101.94)(1),(3)	(BB+, Ba3)	09/01/31	3.875	$547,939

Metals & Mining - Excluding Steel (4.5%)
973	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $103.38)(1)	(BB-, B1)	03/31/33	6.750	1,008,874
1,959	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $103.19)(1)	(BB-, Ba3)	08/15/32	6.375	2,027,755
2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.63)(1)	(B+, B1)	02/15/30	6.500	2,729,038
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $103.63)(1)	(B, NR)	02/15/34	7.250	210,246
3,003	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ $104.69)(1)	(B, NR)	03/01/29	9.375	3,154,067
196	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.94)(1)	(BB-, B2)	03/01/34	5.875	197,709
519	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/28 @ $103.19)(1)	(BB, B1)	08/15/33	6.375	529,041

					9,856,730

Oil Field Equipment & Services (0.1%)
316	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $103.13)(1)	(B+, B1)	10/01/33	6.250	320,218

Oil Refining & Marketing (2.6%)
1,643	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $104.13)(1)	(B+, B1)	01/15/32	8.250	1,732,731
705	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $102.94)(1)	(BB+, Ba1)	03/15/34	5.875	707,243
900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $103.63)(1)	(BB+, Ba1)	05/01/32	7.250	953,403
320	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $103.13)(1)	(BB+, Ba1)	07/01/33	6.250	328,597
1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $103.50)(1)	(BB+, Ba1)	09/15/28	7.000	1,136,326
768	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	796,493

					5,654,793

Packaging (4.9%)
1,593	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $103.38)(1)	(BB-, Ba3)	07/15/30	6.750	1,650,245
224	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $102.94)(1)	(BB+, Ba2)	06/01/33	5.875	229,252
1,425	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $104.63)(1)	(CCC+, Caa2)	04/15/30	9.250	1,403,024
2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $103.94)(1)	(B, B2)	04/15/30	7.875	2,599,891
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.63)(1),(3)	(B+, B3)	05/15/31	7.250	426,098
768	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $104.75)(1)	(B-, B3)	05/15/30	9.500	741,893
2,538	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	2,544,997
1,077	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.03)(1)	(BB-, Ba3)	04/15/29	4.125	1,050,303

					10,645,703

Personal & Household Products (2.1%)
1,238	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $102.81)(1)	(BB, Ba3)	12/01/33	5.625	1,252,431
1,050	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/06/26 @ $103.00)(1)	(BBB-, Ba1)	02/16/31	6.750	1,094,541
1,618	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $103.00)(1)	(B, B2)	09/15/33	6.000	1,556,829

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products (continued)
$513	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	$522,072
67	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	68,318

					4,494,191

Pharmaceuticals (0.3%)
600	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $103.13)(1)	(BB, Ba2)	06/01/32	6.250	623,858

Property & Casualty Insurance (1.0%)
2,202	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.88)(1)	(B-, B3)	02/15/31	7.750	2,280,981

Rail (1.3%)
2,062	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.13)(1)	(BB, Ba3)	04/15/32	6.250	2,125,157
584	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $103.56)(1)	(B-, B3)	08/01/32	7.125	611,916

					2,737,073

Real Estate Investment Trusts (1.0%)
477	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $100.00)(1)	(BB-, Ba3)	01/15/31	5.750	483,587
1,562	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,607,948

					2,091,535

Recreation & Travel (6.2%)
2,501	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $100.00)(1),(3)	(CCC-, Caa3)	11/15/27	6.625	2,375,111
3,362	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $101.31)(1)	(B+, B2)	08/15/29	5.250	3,288,436
3,248	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ $103.63)(1),(3)	(B+, Caa1)	05/15/31	7.250	3,207,492
305	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $104.31)(1)	(B+, Caa1)	01/15/32	8.625	311,455
2,426	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(1)	(BB+, B1)	11/01/27	4.875	2,428,944
1,858	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.25)(1)	(BB-, Ba3)	05/15/32	6.500	1,932,324

					13,543,762

Restaurants (0.3%)
600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.06)(1)	(BB+, Ba2)	06/15/29	6.125	615,553

Software - Services (8.0%)
613	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.81)(1)	(B, B2)	08/15/33	7.625	645,024
254	Archrock Services LP/Archrock Partners Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $103.00)(1)	(BB-, B1)	02/01/34	6.000	254,194
499	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $102.88)(1)	(BB+, Ba1)	01/15/33	5.750	496,236
1,837	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 03/01/26 @ $104.50)(1)	(B-, Caa1)	09/30/29	9.000	1,856,411
1,260	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $103.31)(1)	(B, B1)	08/15/33	6.625	1,209,057
445	CompoSecure Holdings LLC Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $102.81)(1)	(B+, B1)	02/01/33	5.625	443,836
2,850	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,919,893
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ $100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,241,173
727	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $102.06)(1)	(BB, Ba3)	12/01/31	4.125	653,684

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software – Services (continued)
$1,444	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $103.44)(1)	(B-, B2)	02/01/31	6.875	$1,443,989
3,498	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ $100.00)(1)	(B-, Caa1)	12/15/28	7.125	3,436,629
2,147	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.25)(1)	(B, B1)	03/15/33	6.500	2,192,735
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/09/26 @ $100.00)(1)	(B+, B1)	02/01/29	3.875	548,149

					17,341,010

Specialty Retail (2.5%)
491	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $103.00)(1),(7)	(B+, Caa1)	07/15/33	10.000	541,345
3,014	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK(1),(6),(7),(8)	(NR, Ca)	03/31/26	7.500	1,431,620
83	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK(1),(5),(7),(16)	(NR, Ca)	03/31/26	7.500	39,369
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC(5),(6),(16)	(NR, NR)	12/31/26	0.000	10
2,275	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ $104.13)(1)	(BB-, B2)	08/01/31	8.250	2,397,534
1,064	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $102.44)(1)	(BB-, B1)	11/15/31	4.875	1,026,505

					5,436,383

Steel Producers/Products (1.0%)
503	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $102.81)(1)	(BB+, Ba2)	03/01/34	5.625	511,081
486	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $102.88)(1)	(BB+, Ba2)	11/15/33	5.750	494,322
1,124	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 02/09/26 @ $101.56)(1)	(B, Caa1)	04/15/29	6.250	1,099,924

					2,105,327

Support - Services (8.0%)
916	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $103.00)(1)	(BB, Ba2)	08/01/33	6.000	938,709
3,729	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $103.94)(1)	(B, B3)	02/15/31	7.875	3,926,402
1,014	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	1,001,560
1,500	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,529,286
2,108	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.13)(1)	(B-, B2)	05/01/28	4.500	2,071,020
487	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ $103.50)(1)	(BB-, Ba3)	06/15/30	7.000	511,401
994	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,052,334
920	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $103.38)(1)	(BB-, Ba3)	04/30/32	6.750	948,878
184	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/28 @ $102.69)(1)	(BB+, Ba2)	11/15/33	5.375	183,946
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.21)(1)	(BB, Ba3)	06/15/28	7.250	759,382
600	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ $103.19)(1)	(BB, Ba3)	03/15/29	6.375	619,159
374	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $103.19)(1)	(BB, Ba3)	03/15/33	6.375	389,622
605	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $103.31)(1)	(BB-, B2)	04/15/30	6.625	627,228
1,918	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ $103.31)(1)	(BB-, B2)	06/15/29	6.625	1,983,513
1,127	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/09/26 @ $101.25)(1)	(B, B3)	01/15/30	5.000	782,944

					17,325,384

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (1.9%)
$2,561	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ $101.66)(1)	(CCC+, Caa1)	05/01/28	6.625	$2,543,606
1,500	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,546,163

					4,089,769

Telecom - Wireless (0.4%)
742	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $101.22)(1),(2)	(B-, Caa1)	10/21/28	4.875	815,069

Telecom - Wireline Integrated & Services (1.6%)
1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $100.00)(1)	(CCC, Caa2)	01/15/28	5.000	1,090,466
1,342	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $104.25)(1)	(B-, Caa1)	01/15/36	8.500	1,376,920
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $102.25)(1)	(B+, Ba3)	08/15/30	4.500	277,274
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ $102.13)(1)	(B+, Ba3)	01/31/31	4.250	542,915
290	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ $102.38)(1)	(B+, Ba3)	07/15/31	4.750	265,213

					3,552,788

Transport Infrastructure/Services (0.9%)
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ $103.56)(1)	(B+, Ba3)	06/01/31	7.125	311,717
600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $103.56)(1)	(B+, Ba3)	02/01/32	7.125	632,816
1,032	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 02/09/26 @ $103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,051,872

					1,996,405

TOTAL CORPORATE BONDS (Cost $244,600,689)					244,372,086

BANK LOANS (16.8%)
Advertising (1.0%)
2,786	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(9)	(B, B1)	12/31/31	7.922	2,290,546

Aerospace & Defense (0.2%)
191	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 1.000%(9)	(CCC+, Caa2)	05/25/29	4.932	42,549
1,314	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa2)	05/25/29	8.182	293,184
171	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(9)	(NR, NR)	02/01/29	11.672	131,311

					467,044

Auto Parts & Equipment (0.2%)
491	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(8),(9),(16)	(NR, NR)	11/30/26	9.786	444,029

Building Materials (0.5%)
588	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(CCC+, Caa1)	10/10/30	8.422	409,371
778	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(9)	(B-, Caa1)	08/01/28	9.305	603,668

					1,013,039

Chemicals (0.9%)
958	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(9)	(B-, B2)	07/03/28	7.697	815,642
422	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(9),(16)	(CCC+, Caa1)	04/21/29	9.900	211,042
839	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa1)	04/23/29	8.050	350,247
325	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%(9)	(B-, Caa1)	12/23/30	4.652 - 4.685	377,890
106	SK Neptune Husky Finance SARL(4),(6),(8)	(NR, WR)	01/03/29	0.000	15,038
1,085	SK Neptune Husky Group SARL(4),(6),(8)	(NR, WR)	01/03/29	0.000	27,135
231	Tronox Finance LLC(9),(10)	(B, B1)	04/04/29	0.000	198,912

					1,995,906

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics (0.5%)
$1,101	Idemia Group, 3 mo. USD Term SOFR + 4.250%(9)	(B, B2)	09/30/28	7.922	$1,090,280

Energy - Exploration & Production (0.4%)
833	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%(9)	(BB+, Ba1)	07/30/32	5.410	831,425
2,907	PES Holdings LLC, 3.000% PIK(4),(7),(8)	(NR, WR)	12/31/26	3.000	25,433

					856,858

Food - Wholesale (0.6%)
850	Quantum Bidco Ltd.(9),(10),(11),(16)	(B, B3)	01/25/28	0.000	1,169,329
450	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(9)	(CCC-, Ca)	12/31/29	7.684	45,675

					1,215,004

Gas Distribution (0.7%)
1,476	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%(9)	(B+, B2)	02/16/28	6.167	1,479,926

Health Facilities (0.4%)
419	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8),(9)	(CCC, Caa2)	09/30/27	11.272	214,032
315	Sonrava Health Holdings LLC(4),(6),(8)	(NR, B3)	05/18/28	0.000	219,176
1,320	Sonrava Health Holdings LLC, 5.500% PIK(4),(7),(8)	(NR, Caa3)	08/18/28	5.500	81,688
59	Sonrava Health Holdings LLC, 1 mo. USD Term SOFR + 10.000%(9),(16)	(NR, NR)	06/03/26	13.716	57,533
249	Zest Acquisition Corp.(9),(10),(16)	(B, B3)	02/08/28	0.000	243,747

					816,176

Health Services (0.1%)
411	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(CCC, Ca)	12/15/28	7.787	242,998

Hotels (0.2%)
197	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(7),(9)	(B-, Caa1)	03/11/30	11.290	196,980
216	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(9)	(B+, B2)	03/11/30	9.290	215,590

					412,570

Insurance Brokerage (0.6%)
192	Allied Benefit Systems Intermediate LLC(12),(16)	(NR, NR)	10/31/30	1.000	191,769
1,207	Allied Benefit Systems Intermediate LLC, 3 mo. USD Term SOFR + 5.000%(9),(16)	(NR, NR)	10/31/30	8.733	1,227,097

					1,418,866

Machinery (0.3%)
555	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.750%(9)	(B, B1)	11/08/32	6.378	556,640

Media - Diversified (0.7%)
1,185	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(9)	(CCC+, Caa1)	12/29/28	7.417	744,800
317	Technicolor Creative Studios, 0.500% PIK(2),(4),(5),(7),(16)	(NR, NR)	08/06/33	0.500	0
844	X Corp.	(NR, NR)	10/26/29	9.500	875,025

					1,619,825

Packaging (0.8%)
1,704	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	09/15/28	7.672 - 7.878	1,707,794

Personal & Household Products (0.9%)
1,964	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(9)	(NR, NR)	06/29/28	11.286	1,856,504
214	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(9),(16)	(NR, NR)	06/29/28	11.284	214,515

					2,071,019

Software - Services (4.3%)
809	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(9)	(B, B3)	08/02/29	9.272	770,225
426	Astra Acquisition Corp.(4),(6),(8)	(D, WR)	02/25/28	0.000	90,574
1,193	Astra Acquisition Corp.(4),(6),(8)	(D, WR)	10/25/28	0.000	5,034
36	Astra Acquisition Corp., 3 mo. USD Term SOFR + 8.750%(9)	(NR, NR)	04/01/26	12.627	35,606
16	Astra Acquisition Corp., 3 mo. USD Term SOFR + 8.750%(9)	(NR, NR)	04/01/26	12.411	15,698
996	Corel Corp., 3 mo. USD Term SOFR + 5.000%(8),(9)	(CCC+, B3)	07/02/26	8.922	909,233
1,927	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(9)	(B-, B3)	08/14/28	3.500	1,823,163
471	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(8),(9),(16)	(CCC+, Caa2)	12/06/32	8.822	464,017

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$1,587	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(9)	(CCC+, Caa1)	02/01/29	8.067	$1,143,518
663	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(9)	(B, B1)	02/01/29	9.667	676,555
546	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(9),(11)	(CCC+, B3)	06/02/28	8.727	689,303
1,600	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(9),(16)	(B-, Caa1)	05/09/33	8.672	1,280,000
367	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(5),(9),(16)	(NR, NR)	12/31/30	9.167	201,633
95	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.250%(5),(9),(16)	(NR, NR)	12/31/30	8.917	95,317
1,162	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(9)	(B-, B2)	02/10/31	6.167	1,135,750

					9,335,626

Steel Producers/Products (0.7%)
1,468	OPTA, Inc., 1 mo. USD Term SOFR + 6.750%(8),(9),(16)	(NR, NR)	11/09/28	10.536	1,438,417

Support - Services (2.3%)
309	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(9),(16)	(CCC, Caa2)	06/04/29	10.286	307,070
1,093	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B-, B2)	06/02/28	7.286	1,092,725
492	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(9)	(CCC-, Caa2)	01/02/29	7.672	375,858
814	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(9)	(B, B2)	01/02/29	9.922	824,610
1,202	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(9)	(CCC, Caa2)	08/10/29	5.172 - 5.434	911,572
405	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(9)	(CCC-, Caa3)	08/10/29	5.434	128,701
756	PODS LLC, 1 mo. USD Term SOFR + 3.000%(9)	(B-, B3)	03/31/28	6.786	752,466
600	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(8),(9)	(CCC, Caa3)	11/02/28	12.429	557,814

					4,950,816

Telecom - Wireline Integrated & Services (0.5%)
1,421	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(9)	(NR, B3)	08/01/29	9.620	1,016,576

TOTAL BANK LOANS (Cost $45,989,242)					36,439,955

ASSET BACKED SECURITIES (5.1%)
Collateralized Debt Obligations (5.1%)
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170%(1),(9)	(NR, Ba3)	04/20/35	10.840	1,505,788
1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 3.400%(1),(2),(9)	(BBB-, NR)	10/22/38	5.427	1,421,053
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Ba1)	04/27/39	6.659	1,231,709
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972%(1),(9)	(B, NR)	10/15/36	10.644	1,044,664
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.250%(1),(9)	(BB-, NR)	04/20/34	9.918	1,493,743
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(9)	(NR, B1)	07/15/31	10.084	1,488,743
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(9)	(B, NR)	10/20/34	11.039	1,457,701
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(9)	(NR, Ba1)	01/22/35	9.681	1,506,933

TOTAL ASSET BACKED SECURITIES (Cost $11,233,250)					11,150,334

Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.2%)
57	Jason, Inc.(6)				312,070

Chemicals (0.3%)
48,141,831	Ascend Performance Litigation Trust Interest, Class A(6),(16)				4,814
97,028,915	Ascend Performance Litigation Trust Interest, Class C(6),(16)				9,703
10,659	Ascend Performance Materials Operations LLC(6),(16)				23,983
89,998	Proppants Holdings LLC(5),(8),(16)				1,800
18,543	SK Mohawk Holdings, SCS(6),(16)				185,430
15,074	Utex Industries				401,978

					627,708

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(5),(6),(8),(16)				1,116

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Hotels (0.1%)
6,543	Aimbridge Acquisition Co., Inc.(6)	$307,521

Personal & Household Products (0.1%)
32,039	Dream Well, Inc.(6)	299,020
32,039	Serta Simmons Bedding Equipment Co.(5),(6),(16)	0

		299,020

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(6)	2,065

Private Placement (0.0%)
102,040,536	Technicolor SA(5),(6),(13),(16)	0

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(5),(6),(8),(16)	3,111

Telecom - Wireline Integrated & Services (0.1%)
15,325	Luxco Co. Ltd.(2),(6)	289,478

TOTAL COMMON STOCKS (Cost $6,901,076)		1,842,089

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/08/26(5),(6),(8),(16) (Cost $11,700)	0

SHORT-TERM INVESTMENTS (8.1%)
8,100,508	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.65%(14)	8,100,508
9,492,245	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71%(14),(15)	9,492,245

TOTAL SHORT-TERM INVESTMENTS (Cost $17,592,753)		17,592,753

TOTAL INVESTMENTS AT VALUE (143.2%) (Cost $326,328,710)		311,397,217

LIABILITIES IN EXCESS OF OTHER ASSETS (-43.2%)		(93,952,814)

NET ASSETS (100.0%)		$217,444,403

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to a value of $251,722,516 or 115.8% of net assets.

(2)	This security is denominated in Euro.
(3)	Security or portion thereof is out on loan.
(4)	Bond is currently in default.

(5)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(6)	Non-income producing security.

(7)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal. (8) Illiquid security.

(9)	Variable rate obligation — The interest rate shown is the rate in effect as of January 31, 2026. The rate may be subject to a cap and floor.
(10)	Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement.

(11)	This security is denominated in British Pound.
(12)	All or a portion is an unfunded loan commitment.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse High Yield Credit Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as at January 31, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

January 31, 2026 (unaudited)

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	75,378	USD	89,095	10/07/26	Deutsche Bank AG	$89,095	$90,647	$1,552

Total Unrealized Appreciation								$1,552

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	189,773	EUR	161,331	10/07/26	Barclays Bank PLC	$(189,773)	$(194,010)	$(4,237)
USD	3,618,121	EUR	3,031,910	10/07/26	Deutsche Bank AG	(3,618,121)	(3,646,064)	(27,943)
USD	13,988	GBP	10,471	10/07/26	Barclays Bank PLC	(13,988)	(14,364)	(376)
USD	1,124,895	GBP	839,000	10/07/26	Deutsche Bank AG	(1,124,895)	(1,150,882)	(25,987)
USD	681,892	GBP	507,720	10/07/26	Morgan Stanley	(681,892)	(696,454)	(14,562)

Total Unrealized Depreciation								$(73,105)

Total Net Unrealized Appreciation/(Depreciation)								$(71,553)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$244,332,689	$39,397		$244,372,086
Bank Loans	—	28,894,440	7,545,515		36,439,955
Asset Backed Securities	—	11,150,334	—		11,150,334
Common Stocks	—	1,612,132	229,957		1,842,089
Warrants	—	—	0	[1]	0
Short-term Investments	17,592,753	—	—		17,592,753

	$17,592,753	$285,989,595	$7,814,869		$311,397,217

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,552	$—		$1,552

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$73,105	$—		$73,105

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$113,285	$3,041,464	$6,027	$0	$3,160,776
Accrued discounts (premiums)	(1)	14,699	—	—	14,698
Purchases	2,995	3,180,957	295,308	—	3,479,260
Sales	—	(384,118)	—	—	(384,118)
Realized gain (loss)	—	(219,162)	—	—	(219,162)
Change in unrealized appreciation (depreciation)	(76,882)	(140,361)	(71,378)	—	(288,621)
Transfers into Level 3	—	2,343,146	—	—	2,343,146
Transfers out of Level 3	—	(291,110)	—	—	(291,110)

Balance as of January 31, 2026	$39,397	$7,545,515	$229,957	$0	$7,814,869

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2026	$(76,882)	$(411,577)	$(71,378)	$—	$(559,837)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At January 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$7,248,565	Vendor Pricing	Single Broker Quote	$0.50 – 1.38 (1.00)
	296,950	Income Approach	Expected Remaining Distribution	0.00 – 1.00 (0.69)
Corporate Bonds	39,397	Income Approach	Expected Remaining Distribution	0.00 – 0.48 (0.47)
Common Stocks	223,930	Vendor Pricing	Single Broker Quote	0.00 – 10.00 (8.52)
	6,027	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.77)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2026, $2,343,146 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $291,110 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.